22. Condensed Financial Information (Parent Company Only) (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income	$ 1,524,620	$ 1,792,949	$ 1,499,513	$ 1,414,216	$ 1,503,685	$ 1,515,900	$ 1,295,199	$ 1,169,494	$ 6,231,298	$ 5,484,278
Adjustments to reconcile net income to net cash provided by operating activities
Net cash provided by operating activities									8,065,644	9,308,462
Cash Flows from Financing Activities
Dividends paid on preferred stock									(101,563)	(87,500)
Dividends paid on common stock									(2,457,871)	(2,313,967)
Net cash used in financing activities									23,463,813	36,672,756
Net increase (decrease) in cash									13,039,215	762,396
Cash Paid for Interest									3,040,369	2,679,369
Dividends paid:
Dividends declared									(3,453,884)	(3,212,092)
Increase in dividends payable attributable to dividends declared									(49,315)	(565)
Dividends reinvested									(946,698)	(897,560)
Parent Company [Member]
Cash Flows from Operating Activities
Net income									6,231,298	5,484,278
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary									(3,588,670)	(3,067,109)
Increase in income taxes receivable									(20,888)	(29,941)
Net cash provided by operating activities									2,621,740	2,387,228
Cash Flows from Financing Activities
Dividends paid on preferred stock									(101,563)	(87,500)
Dividends paid on common stock									(2,457,871)	(2,313,967)
Net cash used in financing activities									(2,559,434)	(2,401,467)
Net increase (decrease) in cash									62,306	(14,239)
Cash Beginning				$ 494,086				$ 508,325	494,086	508,325
Cash Ending	$ 556,392				$ 494,086				556,392	494,086
Cash Received for Income Taxes									269,335	239,394
Cash Paid for Interest									524,696	460,142
Dividends paid:
Dividends declared									3,453,884	3,212,092
Increase in dividends payable attributable to dividends declared									(49,315)	(565)
Dividends reinvested									(946,698)	(897,560)
Total common shares dividends paid									$ 2,457,871	$ 2,313,967